Acquisitions	12 Months Ended
Dec. 31, 2013
Acquisitions
8	ACQUISITIONS

As of December 31, 2010, acquisition deposits of RMB2,000 related to the amount paid to Shanghai Riye for the proposed acquisition of the remaining two stores. The proposed acquisition of one store from Shanghai Riye was completed in the first quarter of 2011. The proposed acquisition of the other store is not executed according to the terms of acquisition agreement and the related deposit of RMB1,000 was refunded in full in March 2012.

The Group accounted for the Shanghai Riye business combination using the acquisition method of accounting. The purchase price of RMB1,000 was allocated to the identifiable assets acquired and liabilities assumed based on their fair value as of the respective acquisition dates with an amount of RMB730 being recognized as goodwill. Acquisition related costs were expensed as incurred and included in general and administrative expenses in the consolidated statements of comprehensive income.

The primary purpose of these acquisitions was to gain presence in new geographic areas or increase market share in existing geographic areas so as to gain regional operational synergy in drugstore operations.